CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EXPENSES
Amortization	$ 146,210	$ 188,078	$ 244,659
Exploration	327,694	428,619	985,107
General and administrative	435,651	438,506	468,938
LOSS BEFORE OTHER ITEMS	(909,555)	(1,055,203)	(1,698,704)
OTHER ITEMS
Foreign exchange gain (loss)	(110,873)	(19,592)	(93,155)
Interest expense	(10,216)	(8,169)	(11,053)
Realized gain on sales of trading securities	11,885	9,051	21,440
Net unrealized loss on trading securities	(27,248)	(35,268)	(193,612)
Other income	6,239	9,980	342
Recovery of gold	745,538	411,152	1,015,203
Loss contingency	0	0	(130,000)
Warrant gain (expense)	0	992	338,597
Provision for doubtful debts	(97,493)	0	0
Total Other Items	517,832	368,146	947,762
Consolidated loss for the year	(391,723)	(687,057)	(750,942)
Net loss (gain) attributable to non-controlling interest	(35,642)	(6,842)	8,849
Net loss attributable to Xtra-Gold Resources Corp.	$ (427,365)	$ (693,899)	$ (742,093)
Basic and diluted loss attributable to common shareholders per common share	$ (0.01)	$ (0.02)	$ (0.02)
Basic and diluted weighted average number of common shares outstanding	45,721,507	45,996,481	46,481,748